Distribution Date:	01/18/24	BANK 2017-BNK7
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	20		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Historical Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24		PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541XAA8	1.984000%	32,602,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541XAB6	3.061000%	35,234,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	06541XAC4	3.092000%	44,439,000.00	39,859,652.05	0.00	102,705.04	0.00	0.00	102,705.04	39,859,652.05	32.49%	30.00%
A-SB	06541XAD2	3.265000%	50,058,000.00	34,931,161.26	847,918.96	95,041.87	0.00	0.00	942,960.83	34,083,242.30	32.49%	30.00%
A-4	06541XAE0	3.175000%	310,000,000.00	310,000,000.00	0.00	820,208.33	0.00	0.00	820,208.33	310,000,000.00	32.49%	30.00%
A-5	06541XAF7	3.435000%	334,853,000.00	334,853,000.00	0.00	958,516.71	0.00	0.00	958,516.71	334,853,000.00	32.49%	30.00%
A-S	06541XAJ9	3.748000%	144,141,000.00	144,141,000.00	0.00	450,200.39	0.00	0.00	450,200.39	144,141,000.00	18.95%	17.50%
B	06541XAK6	3.949000%	50,449,000.00	50,449,000.00	0.00	166,019.25	0.00	0.00	166,019.25	50,449,000.00	14.21%	13.13%
C	06541XAL4	4.143936%	38,918,000.00	38,918,000.00	0.00	134,394.74	0.00	0.00	134,394.74	38,918,000.00	10.56%	9.75%
D	06541XAV2	2.708000%	43,242,000.00	43,242,000.00	0.00	97,582.78	0.00	0.00	97,582.78	43,242,000.00	6.50%	6.00%
E	06541XAX8	3.239000%	23,063,000.00	23,063,000.00	0.00	62,250.88	0.00	0.00	62,250.88	23,063,000.00	4.33%	4.00%
F	06541XAZ3	3.239000%	11,531,000.00	11,531,000.00	0.00	31,124.09	0.00	0.00	31,124.09	11,531,000.00	3.25%	3.00%
G*	06541XBB5	3.239000%	34,594,180.00	34,594,180.00	0.00	90,050.46	0.00	0.00	90,050.46	34,594,180.00	0.00%	0.00%
R	06541XBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06541XBD1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	4.143936%	60,690,746.32	56,083,262.80	44,627.31	193,496.20	0.00	0.00	238,123.51	56,038,635.49	0.00%	0.00%
Regular SubTotal			1,213,814,926.32	1,121,665,256.11	892,546.27	3,201,590.74	0.00	0.00	4,094,137.01	1,120,772,709.84

X-A	06541XAG5	0.848185%	807,186,000.00	719,643,813.31	0.00	508,659.46	0.00	0.00	508,659.46	718,795,894.35
X-B	06541XAH3	0.286521%	233,508,000.00	233,508,000.00	0.00	55,754.07	0.00	0.00	55,754.07	233,508,000.00
X-D	06541XAM2	1.435936%	43,242,000.00	43,242,000.00	0.00	51,743.94	0.00	0.00	51,743.94	43,242,000.00
X-E	06541XAP5	0.904936%	23,063,000.00	23,063,000.00	0.00	17,392.11	0.00	0.00	17,392.11	23,063,000.00
X-F	06541XAR1	0.904936%	11,531,000.00	11,531,000.00	0.00	8,695.68	0.00	0.00	8,695.68	11,531,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541XAT7	0.904936%	34,594,180.00	34,594,180.00	0.00	26,087.92	0.00	0.00	26,087.92	34,594,180.00
Notional SubTotal			1,153,124,180.00	1,065,581,993.31	0.00	668,333.18	0.00	0.00	668,333.18	1,064,734,074.35

Deal Distribution Total					892,546.27	3,869,923.92	0.00	0.00	4,762,470.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541XAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541XAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	06541XAC4	896.95204775	0.00000000	2.31114652	0.00000000	0.00000000	0.00000000	0.00000000	2.31114652	896.95204775
A-SB	06541XAD2	697.81376124	16.93873027	1.89863498	0.00000000	0.00000000	0.00000000	0.00000000	18.83736526	680.87503096
A-4	06541XAE0	1,000.00000000	0.00000000	2.64583332	0.00000000	0.00000000	0.00000000	0.00000000	2.64583332	1,000.00000000
A-5	06541XAF7	1,000.00000000	0.00000000	2.86249999	0.00000000	0.00000000	0.00000000	0.00000000	2.86249999	1,000.00000000
A-S	06541XAJ9	1,000.00000000	0.00000000	3.12333333	0.00000000	0.00000000	0.00000000	0.00000000	3.12333333	1,000.00000000
B	06541XAK6	1,000.00000000	0.00000000	3.29083332	0.00000000	0.00000000	0.00000000	0.00000000	3.29083332	1,000.00000000
C	06541XAL4	1,000.00000000	0.00000000	3.45327972	0.00000000	0.00000000	0.00000000	0.00000000	3.45327972	1,000.00000000
D	06541XAV2	1,000.00000000	0.00000000	2.25666667	0.00000000	0.00000000	0.00000000	0.00000000	2.25666667	1,000.00000000
E	06541XAX8	1,000.00000000	0.00000000	2.69916663	0.00000000	0.00000000	0.00000000	0.00000000	2.69916663	1,000.00000000
F	06541XAZ3	1,000.00000000	0.00000000	2.69916659	0.00000000	0.00000000	0.00000000	0.00000000	2.69916659	1,000.00000000
G	06541XBB5	1,000.00000000	0.00000000	2.60305231	0.09611443	0.62356761	0.00000000	0.00000000	2.60305231	1,000.00000000
R	06541XBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06541XBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	924.08260238	0.73532314	3.18823234	0.00288347	0.01957382	0.00000000	0.00000000	3.92355547	923.34727925

Notional Certificates
X-A	06541XAG5	891.54645064	0.00000000	0.63016388	0.00000000	0.00000000	0.00000000	0.00000000	0.63016388	890.49598773
X-B	06541XAH3	1,000.00000000	0.00000000	0.23876728	0.00000000	0.00000000	0.00000000	0.00000000	0.23876728	1,000.00000000
X-D	06541XAM2	1,000.00000000	0.00000000	1.19661302	0.00000000	0.00000000	0.00000000	0.00000000	1.19661302	1,000.00000000
X-E	06541XAP5	1,000.00000000	0.00000000	0.75411308	0.00000000	0.00000000	0.00000000	0.00000000	0.75411308	1,000.00000000
X-F	06541XAR1	1,000.00000000	0.00000000	0.75411326	0.00000000	0.00000000	0.00000000	0.00000000	0.75411326	1,000.00000000
X-G	06541XAT7	1,000.00000000	0.00000000	0.75411298	0.00000000	0.00000000	0.00000000	0.00000000	0.75411298	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/23 - 12/30/23	30	0.00	102,705.04	0.00	102,705.04	0.00	0.00	0.00	102,705.04	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	95,041.87	0.00	95,041.87	0.00	0.00	0.00	95,041.87	0.00
A-4	12/01/23 - 12/30/23	30	0.00	820,208.33	0.00	820,208.33	0.00	0.00	0.00	820,208.33	0.00
A-5	12/01/23 - 12/30/23	30	0.00	958,516.71	0.00	958,516.71	0.00	0.00	0.00	958,516.71	0.00
X-A	12/01/23 - 12/30/23	30	0.00	508,659.46	0.00	508,659.46	0.00	0.00	0.00	508,659.46	0.00
X-B	12/01/23 - 12/30/23	30	0.00	55,754.07	0.00	55,754.07	0.00	0.00	0.00	55,754.07	0.00
X-D	12/01/23 - 12/30/23	30	0.00	51,743.94	0.00	51,743.94	0.00	0.00	0.00	51,743.94	0.00
X-E	12/01/23 - 12/30/23	30	0.00	17,392.11	0.00	17,392.11	0.00	0.00	0.00	17,392.11	0.00
X-F	12/01/23 - 12/30/23	30	0.00	8,695.68	0.00	8,695.68	0.00	0.00	0.00	8,695.68	0.00
X-G	12/01/23 - 12/30/23	30	0.00	26,087.92	0.00	26,087.92	0.00	0.00	0.00	26,087.92	0.00
A-S	12/01/23 - 12/30/23	30	0.00	450,200.39	0.00	450,200.39	0.00	0.00	0.00	450,200.39	0.00
B	12/01/23 - 12/30/23	30	0.00	166,019.25	0.00	166,019.25	0.00	0.00	0.00	166,019.25	0.00
C	12/01/23 - 12/30/23	30	0.00	134,394.74	0.00	134,394.74	0.00	0.00	0.00	134,394.74	0.00
D	12/01/23 - 12/30/23	30	0.00	97,582.78	0.00	97,582.78	0.00	0.00	0.00	97,582.78	0.00
E	12/01/23 - 12/30/23	30	0.00	62,250.88	0.00	62,250.88	0.00	0.00	0.00	62,250.88	0.00
F	12/01/23 - 12/30/23	30	0.00	31,124.09	0.00	31,124.09	0.00	0.00	0.00	31,124.09	0.00
G	12/01/23 - 12/30/23	30	18,197.69	93,375.46	0.00	93,375.46	3,325.00	0.00	0.00	90,050.46	21,571.81
RR Interest	12/01/23 - 12/30/23	30	1,009.46	193,671.20	0.00	193,671.20	175.00	0.00	0.00	193,496.20	1,187.95
Totals			19,207.15	3,873,423.92	0.00	3,873,423.92	3,500.00	0.00	0.00	3,869,923.92	22,759.76

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,762,470.19
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,894,586.32	Master Servicing Fee	13,561.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,312.09
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	482.94
ARD Interest	0.00	Operating Advisor Fee	1,274.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	241.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,894,586.32	Total Fees	21,162.41

Principal		Expenses/Reimbursements
Scheduled Principal	892,546.27	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	892,546.27	Total Expenses/Reimbursements	3,500.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,869,923.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	892,546.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,762,470.19
Total Funds Collected	4,787,132.59	Total Funds Distributed	4,787,132.60

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,121,665,256.16	1,121,665,256.16	Beginning Certificate Balance	1,121,665,256.11
(-) Scheduled Principal Collections	892,546.27	892,546.27	(-) Principal Distributions	892,546.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,120,772,709.89	1,120,772,709.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,121,669,651.70	1,121,669,651.70	Ending Certificate Balance	1,120,772,709.84
Ending Actual Collateral Balance	1,120,772,709.92	1,120,772,709.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.05)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP	Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP
1,000,000 or less	1	701,137.21	0.06%	44	3.8400	1.110000	1.40 or less	22	359,494,871.99	32.08%	43	4.1903	1.030159
1,000,001 to 2,000,000	9	13,895,807.09	1.24%	44	3.8184	1.381719	1.41 to 1.50	4	70,530,914.31	6.29%	42	4.4646	1.466416
2,000,001 to 3,000,000	3	7,488,203.92	0.67%	44	4.0289	1.991855	1.51 to 1.75	7	77,169,954.09	6.89%	28	4.5495	1.655385
3,000,001 to 4,000,000	4	13,189,784.94	1.18%	44	4.1122	1.306008	1.76 to 2.00	3	28,474,897.11	2.54%	43	4.3564	1.900990
4,000,001 to 5,000,000	7	31,177,807.68	2.78%	42	4.4016	1.948107	2.01 to 2.25	5	136,864,888.42	12.21%	44	3.9962	2.159382
5,000,001 to 6,000,000	6	34,373,476.64	3.07%	43	4.2625	2.830430	2.26 to 2.50	6	109,672,957.04	9.79%	41	3.6513	2.378955
6,000,001 to 7,000,000	5	33,497,706.97	2.99%	44	4.0209	2.099489	2.51 to 2.75	3	14,540,511.35	1.30%	44	4.0213	2.597031
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	4	133,171,888.74	11.88%	43	3.8550	2.836144
8,000,001 to 10,000,000	2	18,408,536.61	1.64%	43	4.5984	1.676205	3.01 or greater	9	174,850,000.00	15.60%	42	3.6074	6.831620
10,000,001 to 15,000,000	8	100,252,886.89	8.94%	43	4.1959	2.000701	Totals	64	1,120,772,709.89	100.00%	42	4.0319	2.542371
15,000,001 to 20,000,000	2	35,741,303.62	3.19%	43	4.2939	1.646887
20,000,001 to 30,000,000	3	72,017,572.18	6.43%	42	4.2870	1.306575
30,000,001 to 50,000,000	6	225,195,344.78	20.09%	38	3.8133	2.359996
50,000,001 to 70,000,000	4	248,831,314.52	22.20%	43	4.1755	3.905633
70,000,001 to 80,000,000	1	74,400,000.00	6.64%	41	3.4300	2.361200
80,000,001 to 100,000,000	1	85,600,000.00	7.64%	43	3.9200	2.781200
100,000,001 or greater	1	110,000,000.00	9.81%	44	3.9260	2.183100
Totals	64	1,120,772,709.89	100.00%	42	4.0319	2.542371
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP
							Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP
Alabama	1	4,589,987.91	0.41%	39	4.3600	2.405800
							Industrial	1	4,484,561.83	0.40%	43	5.0250	1.924000
Arizona	3	35,383,658.03	3.16%	43	4.2431	1.990175
							Lodging	4	100,905,047.33	9.00%	32	5.0015	1.017522
Arkansas	1	26,513,434.74	2.37%	43	4.3100	1.454200
							Mixed Use	2	122,522,793.16	10.93%	41	3.5054	2.331236
California	14	297,024,185.07	26.50%	44	4.2727	1.867344
							Multi-Family	24	245,111,189.82	21.87%	43	3.8496	1.848492
Colorado	1	6,250,000.00	0.56%	43	3.9640	2.472800
							Office	19	262,516,256.62	23.42%	43	4.0583	1.810952
Connecticut	1	25,000,000.00	2.23%	42	4.0878	0.999000
							Other	1	67,500,000.00	6.02%	42	3.2900	11.562500
Florida	2	37,695,137.45	3.36%	12	4.7552	2.121887
							Retail	21	251,163,775.38	22.41%	43	4.1734	1.946144
Illinois	1	85,600,000.00	7.64%	43	3.9200	2.781200
							Self Storage	8	50,567,259.72	4.51%	43	4.1626	3.036271
Indiana	3	15,155,317.99	1.35%	42	4.4284	1.913706
							Totals	81	1,120,772,709.89	100.00%	42	4.0319	2.542371
Kansas	16	62,716,831.51	5.60%	44	4.4500	1.222300

Louisiana	1	61,016,251.54	5.44%	43	3.9840	1.371100

Massachusetts	1	8,487,577.34	0.76%	44	4.6200	1.600000

Michigan	1	3,569,094.31	0.32%	43	4.5500	1.698400

New York	19	212,762,326.51	18.98%	42	3.4791	1.704484

North Carolina	1	6,644,208.19	0.59%	44	3.9400	2.477200

Pennsylvania	1	40,800,000.00	3.64%	44	3.8200	3.567500

South Carolina	3	13,574,823.00	1.21%	43	4.3971	1.851800

Tennessee	1	11,611,677.52	1.04%	42	4.7600	1.503000

Texas	7	47,668,054.53	4.25%	43	4.2240	2.373252

Washington	1	67,500,000.00	6.02%	42	3.2900	11.562500

Wisconsin	1	35,208,318.23	3.14%	42	4.1400	1.285600

Totals	81	1,120,772,709.89	100.00%	42	4.0319	2.542371

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP	Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP
	3.500% or less	4	228,400,000.00	20.38%	42	3.3582	5.046159	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	10	51,102,388.20	4.56%	43	3.6642	2.381152	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	16	361,868,786.80	32.29%	44	3.9162	2.274052	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	144,718,810.82	12.91%	43	4.1276	1.848237	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	172,918,895.81	15.43%	43	4.4130	1.550566	49 months or greater	63	1,104,770,883.05	98.57%	42	4.0248	2.554427
	4.501% to 4.750%	7	35,893,614.44	3.20%	43	4.6015	2.010216	Totals	64	1,120,772,709.89	100.00%	42	4.0319	2.542371
	4.751% to 5.000%	3	47,785,592.89	4.26%	18	4.8583	1.621564
	5.001% or greater	2	62,082,794.09	5.54%	44	5.1104	0.639231
	Totals	64	1,120,772,709.89	100.00%	42	4.0319	2.542371
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP	Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP
	57 months or less	63	1,104,770,883.05	98.57%	42	4.0248	2.554427	Interest Only	23	598,205,000.00	53.37%	43	3.7405	3.488602
58 months to 82 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	21,107,271.80	1.88%	42	4.5111	1.550557
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	31	435,171,264.26	38.83%	40	4.4302	1.367955
	Totals	64	1,120,772,709.89	100.00%	42	4.0319	2.542371	301 months to 420 months	5	19,295,458.25	1.72%	43	3.7839	0.884002
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	30,991,888.74	2.77%	43	3.6365	2.906500
								Totals	64	1,120,772,709.89	100.00%	42	4.0319	2.542371
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,001,826.84	1.43%	18	4.5250	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	37,500,000.00	3.35%	41	3.4300	4.330000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	975,929,090.50	87.08%	42	4.0685	2.553073	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	16	74,454,215.21	6.64%	43	3.7073	1.926056
	25 months or greater	3	16,887,577.34	1.51%	44	4.2153	1.460312
	Totals	64	1,120,772,709.89	100.00%	42	4.0319	2.542371
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453011574	1	MU	New York	NY	Actual/360	3.430%	219,748.67	0.00	0.00	N/A	06/09/27	--	74,400,000.00	74,400,000.00	01/09/24
1A	453011577	1				Actual/360	3.430%	110,760.42	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	01/09/24
2	300801671	1	OF	San Francisco	CA	Actual/360	3.926%	371,879.44	0.00	0.00	09/10/27	09/10/29	--	110,000,000.00	110,000,000.00	01/10/24
3	610940438	1	MF	Chicago	IL	Actual/360	3.920%	288,947.56	0.00	0.00	N/A	08/11/27	--	85,600,000.00	85,600,000.00	01/11/24
4	1749838	1	Various Overland Park		KS	Actual/360	4.450%	240,768.02	114,983.36	0.00	N/A	09/06/27	--	62,831,813.98	62,716,830.62	01/06/24
5	310926936	1	98	Seattle	WA	Actual/360	3.290%	191,231.25	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	01/11/24
6	300801660	1	RT	Baton Rouge	LA	Actual/360	3.984%	209,669.66	100,051.01	0.00	N/A	08/01/27	--	61,116,302.55	61,016,251.54	01/01/24
7	308740007	1	LO	Redondo Beach	CA	Actual/360	5.117%	254,209.37	93,947.33	0.00	N/A	09/01/27	--	57,692,179.69	57,598,232.36	01/01/24
8	1749690	1	MF	New York	NY	Actual/360	3.288%	138,735.33	0.00	0.00	N/A	09/01/27	--	49,000,000.00	49,000,000.00	01/01/24
9	310937397	1	RT	King of Prussia	PA	Actual/360	3.820%	134,209.33	0.00	0.00	N/A	09/11/27	--	40,800,000.00	40,800,000.00	01/11/24
11	453011644	1	OF	Milwaukee	WI	Actual/360	4.140%	125,718.55	56,352.06	0.00	N/A	07/01/27	--	35,264,670.29	35,208,318.23	01/01/24
12	310940503	1	LO	Jacksonville	FL	Actual/360	4.880%	133,419.27	54,557.40	0.00	N/A	07/11/24	--	31,749,695.21	31,695,137.81	01/11/24
13	310941667	1	OF	Sunnyvale	CA	Actual/360	3.636%	97,186.65	43,974.82	0.00	N/A	08/06/27	--	31,035,863.56	30,991,888.74	01/06/24
14	310939867	1	RT	Conway	AR	Actual/360	4.310%	98,587.42	50,050.22	0.00	N/A	08/11/27	--	26,563,484.99	26,513,434.77	01/11/24
15	310939181	1	OF	Stamford	CT	Actual/360	4.088%	88,001.25	0.00	0.00	N/A	07/01/27	--	25,000,000.00	25,000,000.00	12/01/23
16	600940627	1	RT	San Jacinto	CA	Actual/360	4.500%	79,572.23	30,631.82	0.00	N/A	07/11/27	--	20,534,769.23	20,504,137.41	01/11/24
17	1749807	1	RT	Phoenix	AZ	Actual/360	4.120%	68,859.38	27,164.85	0.00	N/A	09/01/27	--	19,409,158.66	19,381,993.81	01/01/24
18	308740018	1	MF	Reno	NV	Actual/360	4.525%	62,465.69	29,289.82	0.00	N/A	07/01/25	--	16,031,116.66	16,001,826.84	01/01/24
19	300801635	1	MF	Richmond	CA	Actual/360	4.500%	63,475.23	21,394.56	0.00	N/A	07/01/27	--	16,380,704.37	16,359,309.81	01/01/24
20	1749779	1	MF	Dallas	TX	Actual/360	4.160%	52,390.00	0.00	0.00	N/A	07/01/27	--	14,625,000.00	14,625,000.00	01/01/24
21	1749498	1	RT	West Hollywood	CA	Actual/360	4.175%	51,230.73	0.00	0.00	N/A	08/01/27	--	14,250,000.00	14,250,000.00	01/01/24
22	1750091	1	MF	Garland	TX	Actual/360	3.990%	47,689.37	0.00	0.00	N/A	09/01/27	--	13,880,000.00	13,880,000.00	01/01/24
23	310938981	1	LO	Cordova	TN	Actual/360	4.760%	47,720.31	30,578.73	0.00	N/A	07/11/27	--	11,642,256.25	11,611,677.52	01/11/24
24	310939901	1	RT	Scottsdale	AZ	Actual/360	4.460%	45,794.60	22,287.44	0.00	N/A	05/11/27	--	11,923,952.05	11,901,664.61	01/11/24
25	308740025	1	SS	Oakland	CA	Actual/360	4.001%	42,204.99	0.00	0.00	N/A	09/01/27	--	12,250,000.00	12,250,000.00	01/01/24
26	1749903	1	MU	Woodland Hills	CA	Actual/360	4.300%	39,407.81	19,976.76	0.00	N/A	09/01/27	--	10,642,769.92	10,622,793.16	01/01/24
27	470105650	1	MF	Kew Gardens	NY	Actual/360	3.770%	36,113.12	12,336.75	0.00	N/A	08/01/27	--	11,124,088.35	11,111,751.60	01/01/24
28	308740028	1	RT	Dallas	TX	Actual/360	4.580%	39,188.44	15,536.69	0.00	N/A	08/01/27	--	9,936,495.96	9,920,959.27	01/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	470101210	1	MF	Boston	MA	Actual/360	4.620%	33,826.54	15,113.46	0.00	N/A	09/01/27	--	8,502,690.80	8,487,577.34	01/01/24
30	308740030	1	RT	Simpsonville	SC	Actual/360	4.000%	20,472.25	17,056.95	0.00	N/A	08/01/27	--	5,943,557.01	5,926,500.06	01/01/24
31	308740031	1	RT	Raleigh	NC	Actual/360	3.940%	22,579.40	10,929.76	0.00	N/A	09/01/27	--	6,655,137.95	6,644,208.19	01/01/24
32	300801654	1	SS	Plano	TX	Actual/360	4.157%	24,746.58	9,649.73	0.00	N/A	08/01/27	--	6,913,148.51	6,903,498.78	01/01/24
33	1749389	1	RT	Livermore	CA	Actual/360	4.245%	25,587.92	0.00	0.00	N/A	09/01/27	--	7,000,000.00	7,000,000.00	01/01/24
34	470105980	1	MF	New York	NY	Actual/360	3.780%	21,808.50	0.00	0.00	N/A	09/01/27	--	6,700,000.00	6,700,000.00	01/01/24
35	308740035	1	SS	Lafayette	CO	Actual/360	3.964%	21,334.03	0.00	0.00	N/A	08/01/27	--	6,250,000.00	6,250,000.00	01/01/24
36	308740036	1	SS	Lodi	CA	Actual/360	4.362%	22,537.00	0.00	0.00	N/A	08/01/27	--	6,000,000.00	6,000,000.00	01/01/24
37	300801662	1	SS	Tallahassee	FL	Actual/360	4.096%	21,162.67	0.00	0.00	N/A	08/01/27	--	6,000,000.00	6,000,000.00	01/01/24
38	1647604	1	MF	Indianapolis	IN	Actual/360	4.260%	19,468.07	10,083.46	0.00	N/A	08/01/27	--	5,307,060.04	5,296,976.58	01/01/24
39	300801664	1	SS	Placerville	CA	Actual/360	4.510%	22,913.31	0.00	0.00	N/A	09/01/27	--	5,900,000.00	5,900,000.00	01/01/24
40	410940787	1	RT	Indianapolis	IN	Actual/360	4.360%	19,710.83	0.00	0.00	N/A	08/11/27	--	5,250,000.00	5,250,000.00	01/11/24
42	470105440	1	MF	Long Beach	NY	Actual/360	3.750%	14,687.30	9,394.71	0.00	N/A	08/01/27	--	4,548,325.05	4,538,930.34	01/01/24
43	300801613	1	RT	Indianapolis	IN	Actual/360	4.700%	18,684.51	8,284.66	0.00	N/A	05/01/27	--	4,616,626.23	4,608,341.57	01/01/24
44	470105960	1	MF	Bronx	NY	Actual/360	3.790%	14,314.73	8,954.68	0.00	N/A	09/01/27	--	4,386,163.25	4,377,208.57	01/01/24
45	410939349	1	RT	Tuscaloosa	AL	Actual/360	4.360%	17,261.61	7,658.44	0.00	N/A	04/11/27	--	4,597,646.35	4,589,987.91	01/11/24
46	300801665	1	IN	Rock Hill	SC	Actual/360	5.025%	19,437.44	7,480.09	0.00	N/A	08/01/27	--	4,492,041.82	4,484,561.73	01/01/24
47	300801663	1	RT	Irwindale	CA	Actual/360	4.960%	19,161.63	7,557.35	0.00	N/A	08/01/27	--	4,486,334.91	4,478,777.56	01/01/24
48	410940710	1	RT	Saline	MI	Actual/360	4.550%	14,043.40	15,182.77	0.00	N/A	08/11/27	--	3,584,276.99	3,569,094.22	01/11/24
49	300801643	1	SS	Glendale	AZ	Actual/360	4.195%	14,810.68	0.00	0.00	N/A	08/01/27	--	4,100,000.00	4,100,000.00	01/01/24
50	470105750	1	MF	New York	NY	Actual/360	3.710%	10,630.65	6,881.60	0.00	N/A	09/01/27	--	3,327,566.99	3,320,685.39	01/01/24
51	470105550	1	MF	Mount Vernon	NY	Actual/360	3.900%	10,543.81	3,352.44	0.00	N/A	09/01/27	--	3,139,596.83	3,136,244.39	01/01/24
52	300801667	1	SS	Charleston	SC	Actual/360	4.251%	11,599.17	4,907.38	0.00	N/A	09/01/27	--	3,168,668.32	3,163,760.94	01/01/24
53	470105490	1	MF	Great Neck	NY	Actual/360	3.850%	8,137.67	4,988.96	0.00	N/A	08/01/27	--	2,454,596.40	2,449,607.44	01/01/24
54	470105410	1	MF	New York	NY	Actual/360	3.610%	8,393.25	0.00	0.00	N/A	09/01/27	--	2,700,000.00	2,700,000.00	01/01/24
55	600939932	1	RT	Various	TX	Actual/360	4.700%	9,481.44	4,106.87	0.00	N/A	09/11/27	--	2,342,703.35	2,338,596.48	01/11/24
56	470105820	1	MF	Freeport	NY	Actual/360	3.700%	5,578.75	3,626.91	0.00	N/A	09/01/27	--	1,750,960.09	1,747,333.18	01/01/24
57	470105470	1	MF	Brooklyn	NY	Actual/360	3.710%	5,620.45	1,981.18	0.00	N/A	08/01/27	--	1,759,293.34	1,757,312.16	01/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
58	470105570	1	MF	Yonkers	NY	Actual/360	3.750%	5,541.82	1,904.91	0.00	N/A	09/01/27	--	1,716,177.21	1,714,272.30	01/01/24
59	470106120	1	MF	New York	NY	Actual/360	3.750%	5,812.50	0.00	0.00	N/A	09/01/27	--	1,800,000.00	1,800,000.00	01/01/24
60	470105780	1	MF	Forest Hills	NY	Actual/360	3.770%	5,121.57	1,742.16	0.00	N/A	09/01/27	--	1,577,619.96	1,575,877.80	01/01/24
61	470104930	1	MF	Lawrence	NY	Actual/360	3.910%	5,723.81	0.00	0.00	N/A	08/01/27	--	1,700,000.00	1,700,000.00	01/01/24
62	470105800	1	MF	New York	NY	Actual/360	3.700%	4,184.07	2,720.17	0.00	N/A	09/01/27	--	1,313,220.47	1,310,500.30	01/01/24
63	470106040	1	MF	Brooklyn	NY	Actual/360	3.640%	3,836.64	2,559.90	0.00	N/A	09/01/27	--	1,224,025.69	1,221,465.79	01/01/24
64	410926097	1	RT	Carson	CA	Actual/360	4.690%	4,325.10	1,891.34	0.00	N/A	08/11/27	--	1,070,936.90	1,069,045.56	01/11/24
65	470105730	1	MF	Brooklyn	NY	Actual/360	3.840%	2,323.13	1,422.77	0.00	N/A	09/01/27	--	702,559.98	701,137.21	01/01/24
Totals								3,894,586.32	892,546.27	0.00				1,121,665,256.16	1,120,772,709.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	188,786,685.40	145,579,826.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	25,724,960.12	20,084,714.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	13,985,130.56	10,186,834.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	19,503,222.99	14,330,015.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	51,644,275.97	39,749,530.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	29,210,627.60	20,332,601.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,172,047.00	3,024,108.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	223,718.00	668,337.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	1,762,434.00	2,937,578.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	8,902,302.07	6,815,948.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	4,655,757.07	4,613,205.87	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	15,685,835.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,623,937.08	2,051,823.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	12,994,627.39	6,826,043.33	01/01/23	09/30/23	--	0.00	0.00	87,893.61	87,893.61	0.00	0.00
16	1	1,908,936.00	2,072,329.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,267,469.69	1,747,809.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1	1,604,322.36	1,044,828.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,538,515.32	1,148,584.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	46,249.58	0.00
21	1	0.00	239,888.49	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	89,215.11	0.00
22	1	1,521,197.00	1,296,452.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,577,277.50	817,015.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,258,963.36	940,011.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,356,366.59	969,029.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,724,336.00	1,136,735.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	911,207.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	815,960.00	898,720.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	975,114.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	617,200.12	389,263.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	977,173.32	813,420.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	870,975.00	657,113.58	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	630,490.96	474,150.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	364,707.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	704,829.00	474,414.90	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	1,106,070.23	785,454.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	0.00	812,831.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	384,694.00	341,330.52	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	885,791.44	649,401.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	781,018.62	547,233.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	347,293.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	534,921.54	493,439.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	357,164.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	716,458.77	575,703.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	888,367.93	502,725.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	512,092.00	337,521.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	650,340.61	492,689.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	739,985.00	547,264.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	335,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	(76,623.48)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	441,231.00	347,442.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	132,022.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	293,414.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	298,641.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	63,954.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	82,190.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	1	110,860.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	207,904.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	11,095.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	70,727.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	57,924.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	209,210.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	165,685.54	160,768.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	49,902.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		410,560,045.94	299,212,782.18				0.00	0.00	87,893.61	87,893.61	135,464.69	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.031893%	4.001232%	42
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.032170%	4.007084%	43
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.032467%	4.007380%	44
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.032740%	4.007652%	45
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.033033%	4.007944%	46
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.033304%	4.011380%	47
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.033573%	4.011645%	48
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.033861%	4.011930%	49
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.034127%	4.012192%	50
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.034412%	4.012474%	51
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.034674%	4.012733%	52
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.034999%	4.013053%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	310939181	12/01/23	0	B	87,893.61	87,893.61	0.00	25,000,000.00	12/28/23	13
Totals					87,893.61	87,893.61	0.00	25,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		31,695,138	31,695,138		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		16,001,827	16,001,827		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		963,075,745	963,075,745		0	0
49 - 60 Months		0	0		0	0
> 60 Months		110,000,000	110,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	1,120,772,710	1,120,772,710	0	0	0	0
Dec-23	1,121,665,256	1,121,665,256	0	0	0	0
Nov-23	1,122,618,168	1,122,618,168	0	0	0	0
Oct-23	1,123,503,744	1,123,503,744	0	0	0	0
Sep-23	1,124,449,935	1,124,449,935	0	0	0	0
Aug-23	1,125,328,593	1,125,328,593	0	0	0	0
Jul-23	1,126,203,934	1,126,203,934	0	0	0	0
Jun-23	1,127,140,257	1,127,140,257	0	0	0	0
May-23	1,128,008,756	1,128,008,756	0	0	0	0
Apr-23	1,128,938,482	1,128,938,482	0	0	0	0
Mar-23	1,129,800,191	1,129,800,191	0	0	0	0
Feb-23	1,130,852,864	1,130,852,864	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	310939181	25,000,000.00	25,000,000.00	285,000,000.00	05/03/17	5,097,525.83	0.99900	09/30/23	07/01/27	I/O
21	1749498	14,250,000.00	14,250,000.00	25,000,000.00	07/01/17	231,406.24	1.55580	03/31/23	08/01/27	I/O
Totals		39,250,000.00	39,250,000.00	310,000,000.00		5,328,932.07

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	310939181	OF	CT	12/28/23	13
The Loan transferred to the Special Servicer in January 2024 due to Imminent Monetary defaults. Special Servicer id working with the Borrower and is determining next steps.

21	1749498	RT	CA	08/15/23	9

The Loan transferred to the Special Servicer in February 2023 for non-monetary defaults. Special Servicer has connected with the Borrower and is determining next steps. Borrower has offered to replenish CMA with funds determined to be owed and is now depo siting all rents into CMA; additional tax escrows need to be repaid and loan brought current to return to Master.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
7	308740007	1	61,231,056.24	5.11700%	61,143,998.97	5.11700%	10	09/30/20	10/01/20	09/11/20
7	308740007	1	0.00	5.11700%	0.00	5.11700%	10	09/11/20	10/01/20	09/30/20
10	310940885	1	37,416,728.81	4.94000%	37,416,728.81	4.94000%	10	07/23/20	06/01/20	08/11/20
12	310940503	1	33,989,402.94	4.88000%	33,989,402.94	4.88000%	10	04/21/20	05/11/20	06/11/20
12	310940503	1	0.00	4.88000%	0.00	4.88000%	10	06/11/20	05/11/20	04/21/20
23	310938981	1	12,908,244.76	4.76000%	12,272,939.93	4.76000%	8	07/11/22	06/27/22	08/11/22
23	310938981	1	0.00	4.76000%	0.00	4.76000%	8	06/30/22	06/27/22	--
Totals			84,314,376.51		83,679,071.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,500.00

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30